Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

06024097

1-11035

NYSE

Cert NYS

MAR 9 - 2006

March 9, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
MAR 15 2006
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, STAGE STORES, INC., Common Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 9, 2006. Tentative listing date – March 16, 2006.

Sincerely,

[signature]